Offerings - Offering: 1	Sep. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Maximum Aggregate Offering Price	$ 25,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.50
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's Registration Statement on Form S-3 (Reg. No. 333-281929). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.